Concentrations (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of customer and supplier revenues
	Three Months Ended March 31,		Six Months Ended March 31,
Customer	2022	2021	2022	2021
A – related party	94.3%	100%	94.0%	100%
	Three Months Ended March 31,		Six Months Ended March 31,
Supplier	2022	2021	2022	2021
A – related party	96.7%	100%	96.7%	100%

	Years Ended September 30,
Customer	2021	2020
A – related party	99.5%	100%
	Years Ended September 30,
Supplier	2021	2020
A – related party	98.5%	100%